UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment |X|; Amendment Number:

This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Levy Harkins & Co. Inc.

Name:    Levy Harkins & Co., Inc.
Address: 570 Lexington Ave.
         New York, NY 10022

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScalzo
Title: Office Manager
Phone: 212-888-3030

Signature,                            Place,                and Date of Signing:


/s/ Lucia LoScalzo              570 Lexington, NYC 10022          07/14/05
----------------------          ------------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        19

Form 13F Information Table Value Total:  $236,121

List of Other Included Managers:

FORM 13F INFORMATION TABLE

                           TITLE OF                     VALUE    SHARES/   SH/   PUT/  INVSTMT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS           CUSIP      (x$1000)  PRN AMT   PRN   CALL  DSCRETN  MANAGERS     SOLE    SHARED    NONE
-----------------------    --------        ---------   --------  -------   ---   ----  -------  ---------  -------- -------- -------
American Express           COM            025816 10 9    16,516   310,273               Sole      None       None
Asia Satellite Telecom.    Sponsored ADR  04516X 10 6       572    32,510               Sole      None       None
Berkshire Hathaway         CL B           084670 20 7    20,272     7,283               Sole      None       None
Bear, Stearns & Co.        COM            073902 10 8    28,100   270,352               Sole      None       None
Boeing Company             COM            097023 10 5    10,787   163,453               Sole      None       None
Cabot Corporation          COM            127055 10 1     5,229   158,455               Sole      None       None
Countrywide Financial Co.  COM            222372 10 4    22,924   593,736               Sole      None       None
Eastman Kodak              COM            277461 10 9    12,024   447,830               Sole      None       None
Echostar Comm.             CL A           278762 10 9    23,626   783,627               Sole      None       None
Ethan Allen Interiors      COM            297602 10 4     6,165   183,973               Sole      None       None
Geron Corporation          COM            374163 10 3     5,913   763,904               Sole      None       None
Fidelity National Fin.     COM            316326 10 7    17,902   501,592               Sole      None       None
Gannett Incorporated       COM            364730 10 1    11,746   165,140               Sole      None       None
Moody's Corporation        COM            615369 10 5    14,266   317,311               Sole      None       None
Qualcomm Inc.              COM            747525 10 3    16,426   497,618               Sole      None       None
Scotts CO                  CL A           810186 10 6    12,401   174,150               Sole      None       None
Traffix, Inc.              COM            892721 10 1       297    59,250               Sole      None       None
Regis Corp.-MINN           COM            758932 10 7     9,272   237,266               Sole      None       None
Worldpoint Terminals       COM            981912 20 7     1,683   451,800               Sole      None       None